Exhibit 99.1

World Omni Auto Receivables Trust 2018-C

Monthly Servicer Certificate

October 31, 2019

Dates Covered
Collections Period	10/01/19 - 10/31/19
Interest Accrual Period	10/15/19 - 11/14/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/19	644,834,022.35	31,802
Yield Supplement Overcollateralization Amount 09/30/19	39,010,688.15	0
Receivables Balance 09/30/19	683,844,710.50	31,802
Principal Payments	25,011,076.11	570
Defaulted Receivables	1,303,333.90	56
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/19	36,886,051.96	0
Pool Balance at 10/31/19	620,644,248.53	31,176

Pool Statistics	$ Amount	# of Accounts
Pool Factor	59.59%
Prepayment ABS Speed	1.50%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	5,694,019.71	245
Past Due 61-90 days	1,616,133.32	69
Past Due 91-120 days	377,446.39	18
Past Due 121+ days	0.00	0
Total	7,687,599.42	332

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.17%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.30%
Delinquency Trigger Occurred	NO

Recoveries	820,453.12
Aggregate Net Losses/(Gains) - October 2019	482,880.78
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.85%
Prior Net Losses Ratio	0.47%
Second Prior Net Losses Ratio	1.08%
Third Prior Net Losses Ratio	0.73%
Four Month Average	0.78%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.65%

Overcollateralization Target Amount	16,447,072.59
Actual Overcollateralization	16,447,072.59
Weighted Average APR	3.44%
Weighted Average APR, Yield Adjusted	6.37%
Weighted Average Remaining Term	50.51

Flow of Funds	$ Amount

Collections	27,756,682.78
Investment Earnings on Cash Accounts	10,307.02
Servicing Fee	(569,870.59)
Transfer to Collection Account	0.00
Available Funds	27,197,119.21

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,517,965.65
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	7,101,672.23
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	16,447,072.59
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,043,822.07

Total Distributions of Available Funds	27,197,119.21

Servicing Fee	569,870.59
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 10/15/19	627,745,920.76
Principal Paid	23,548,744.82
Note Balance @ 11/15/19	604,197,175.94

Class A-1
Note Balance @ 10/15/19	0.00
Principal Paid	0.00
Note Balance @ 11/15/19	0.00
Note Factor @ 11/15/19	0.0000000%

Class A-2
Note Balance @ 10/15/19	182,125,920.76
Principal Paid	23,548,744.82
Note Balance @ 11/15/19	158,577,175.94
Note Factor @ 11/15/19	42.9748444%

Class A-3
Note Balance @ 10/15/19	326,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/19	326,000,000.00
Note Factor @ 11/15/19	100.0000000%

Class A-4
Note Balance @ 10/15/19	89,060,000.00
Principal Paid	0.00
Note Balance @ 11/15/19	89,060,000.00
Note Factor @ 11/15/19	100.0000000%

Class B
Note Balance @ 10/15/19	30,560,000.00
Principal Paid	0.00
Note Balance @ 11/15/19	30,560,000.00
Note Factor @ 11/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,604,552.32
Total Principal Paid	23,548,744.82
Total Paid	25,153,297.14

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	424,960.48
Principal Paid	23,548,744.82
Total Paid to A-2 Holders	23,973,705.30

Class A-3
Coupon	3.13000%
Interest Paid	850,316.67
Principal Paid	0.00
Total Paid to A-3 Holders	850,316.67

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.6035581
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.5341536
Total Distribution Amount	25.1377117

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	1.1516544
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	63.8177366
Total A-2 Distribution Amount	64.9693910

A-3 Interest Distribution Amount	2.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.6083333

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	301.57
Noteholders' Principal Distributable Amount	698.43

Account Balances	$ Amount

Reserve Account
Balance as of 10/15/19	2,546,066.61
Investment Earnings	4,338.92
Investment Earnings Paid	(4,338.92)
Deposit/(Withdrawal)	-
Balance as of 11/15/19	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61